Interests in Unconsolidated Structured Entities	12 Months Ended
Dec. 31, 2017
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Interests in Unconsolidated Structured Entities
37.	Interests in Unconsolidated Structured Entities

Details of information about its interests in unconsolidated structured entities, which the Group does not have control over, including the nature, purpose and activities of the structured entity and how the structured entity is financed, are as follows:

Classes of entities	Nature, purpose, activities and others
Real estate finance	A structured entity incorporated for the purpose of real estate development is provided with funds by investors’ investments in equity and borrowings from financial institutions (including long-term and short-term loans and issuance of ABCP due in three months), and based on these, the structured entity implements activities such as real estate acquisition, development and mortgage loans. The structured entity repays loan principals with funds incurred from instalment house sales after the completion of real estate development or with collection of the principal of mortgage loan. The remaining shares are distributed to investors. As of December 31, 2017, this entity is engaged in real estate finance structured entity, and generates revenues by receiving dividends from direct investments in or receiving interests on loans to the structured entity. Financial institutions, including the Entity, are provided with guarantees including joint guarantees or real estate collateral from investors and others.

Remarks	Nature, purpose, activities and others
Consequently, the entity is a priority over other parties in the preservation of claim. However, when the credit rating of investors and others decreases or when the value of real estate decreases, the entity may be obliged to cover losses.

PEF and investment funds	Minority investors including managing members contribute to PEF and investment funds incorporated for the purpose of providing funds to the small, medium, or venture entities, and the managing member implements activities such as investments in equity or loans based on the contributions. As of December 31, 2017, the entity is engaged in PEF and investment funds structured entity, and after contributing to PEF and investment funds, the entity receives dividends for operating revenues from these contributions. The entity is provided with underlying assets of PEF and investment funds as collateral. However, when the value of the underlying assets decreases, the entity may be obliged to cover losses.

M&A finance	A structured entity incorporated for the purpose of supporting a certain group’s financial structure improvement or acquiring equity or convertible bonds is provided with funds by investors’ investments in equity and long-term or short-term borrowings from financial institutions, and based on these, the structured entity acquires shares held by the entity, which has plans to improve its financial structure, or to dispose convertible bonds and others. The structured entity repays loan principals with funds incurred from disposals of holding shares after a certain period. The remaining shares are distributed to investors. As of December 31, 2017, the entity is engaged in M&A finance structured entity, and receives interests. Financial institutions are provided with guarantees including joint guarantees or shares subject to M&A from investors and others. Consequently, the entity is a priority over other parties in the preservation of claim. However, when the credit rating of investors and others decreases or when the value of shares provided as collateral decreases, the Group may be obliged to cover losses.

Asset securitization	The Group transfers accounts receivable for handset sales to its Special Purpose Company (“SPC”) for asset securitization. SPC issues the asset-backed securities with accounts receivable for handset sales as an underlying asset, and makes payment for the underlying asset acquired.

Other	There are other structured entity types, which the entity is engaged in, such as shipping finance, SPAC and others. Interest income is realized from the entity’s loans to the relevant structured entity. When the credit rating of the shipping group decreases, or the value of vessels decreases, the entity may be obliged to cover losses. When SPAC is listed or merged after the entity invests in shares or convertible bonds issued by the relevant structured entity, revenues are realized from disposal of the shares of the convertible bonds. However, the entity may be obliged to cover losses when SPAC is liquidated if the SPAC is not listed or merged.

Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Real Estate Finance		PEF &Investment Fund		Asset-backed Securitization		Total
Total assets of Unconsolidated Structured Entities	￦	1,075,471	￦	3,759,246	￦	2,841,886	￦	7,676,603
Assets recognized in statement of financial position
Other financial assets	￦	21,932	￦	60,782	￦	—	￦	82,714
Joint ventures and Associates		10,086		165,638		—		175,724

Total	￦	32,018	￦	226,420	￦	—	￦	258,438

Maximum loss exposure1
Investment Assets	￦	32,018	￦	226,420	￦	—	￦	258,438

Total	￦	32,018	￦	226,420	￦	—	￦	258,438

1	Maximum exposure to loss includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.

(In millions of Korean won)	2017
	Real Estate Finance		PEF &Investment Fund		Asset-backed Securitization		Total
Total assets of Unconsolidated Structured Entities	￦	1,426,620	￦	3,779,377	￦	2,619,445	￦	7,825,442
Assets recognized in statement of financial position
Other financial assets	￦	21,800	￦	52,666		—	￦	74,466
Joint ventures and Associates		10,168		164,030		—		174,198

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

Maximum loss exposure1
Investment Assets	￦	31,968	￦	216,696		—	￦	248,664

Total	￦	31,968	￦	216,696	￦	—	￦	248,664

1	Maximum exposure to loss includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.